Commitments and contingencies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Rental and lease expense incurred	$ 124	$ 109	$ 100
Standard product warranty description	three years of coverage; an obligation to repair, replace or refund; and a maximum payment obligation tied to the price paid for our products
Standard product warranty coverage (in years)	3 years
Operating Leases
2013	102
2014	77
2015	66
2016	49
2017	32
Thereafter	80
Purchase Commitments
2013	77
2014	54
2015	25
2016	18
2017	10
Thereafter	22
Discontinued operation - indemnification obligation potential exposure	200
Capitalized Software Licenses [Member]
Capitalized Software Licenses
2013	46
2014	33
2015	14
2016	0
2017	0
Thereafter	$ 0